UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hunter Global Investors L.P.
           --------------------------------------------------
Address:   485 Madison Avenue, 22nd Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  02810344
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tito Citarella
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212 453 8980
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Tito Citarella              New York, NY             5/14/10
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   52
                                               -------------

Form 13F Information Table Value Total:           $1,438,809
                                               -------------
                                               (in thousands)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number                Name

                                               FORM 13F INFORMATION TABLE
               COLUMN 1          COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
                                                          VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COM             037833100   23493     100000    SH           SOLE               100000    0        0
ALCON INC                     COM SHS         H01301102   14540      90000    SH           SOLE                90000    0        0
AMEDISYS INC                  COM             023436108   16566     300000    SH           SOLE               300000    0        0
AMERICAN TOWER CORP           CL A            029912201   44993    1055920    SH           SOLE              1055920    0        0
AMAZON COM INC                COM             023135106   30539     225000    SH           SOLE               225000    0        0
ARVINMERITOR INC              COM             043353101    9906     742000    SH           SOLE               742000    0        0
ATLAS ENERGY INC              COM             049298102   21628     695000    SH           SOLE               695000    0        0
AVALONBAY CMNTYS INC          COM             053484101   16786     194400    SH           SOLE               194400    0        0
AMERICAN EXPRESS CO           COM             025816109   10150     246000    SH           SOLE               246000    0        0
BALTIC TRADING LIMITED        COM             Y0553W103   18970    1400000    SH           SOLE              1400000    0        0
BOISE INC                     COM             09746Y105    7387    1205000    SH           SOLE              1205000    0        0
CROWN CASTLE INTL CORP        COM             228227104   19111     499900    SH           SOLE               499900    0        0
CYBERSOURCE CORP              COM             23251J106   13159     746000    SH           SOLE               746000    0        0
DANA HOLDING CORP             COM             235825205   14850    1250000    SH           SOLE              1250000    0        0
DUPONT FABROS TECHNOLOGY INC  COM             26613Q106   18290     847171    SH           SOLE               847171    0        0
DOLLAR THRIFTY AUTOMOTIVE GP  COM             256743105    6259     194800    SH           SOLE               194800    0        0
NEW ORIENTAL ED & TECH GRP I  SPON ADR        647581107   14964     175000    SH           SOLE               175000    0        0
ENDURANCE SPECIALTY HLDGS LT  SHS             G30397106    5364     144400    SH           SOLE               144400    0        0
EQUINIX INC                   COM NEW         29444U502   32132     330100    SH           SOLE               330100    0        0
EXPRESS SCRIPTS INC           COM             302182100   35616     350000    SH           SOLE               350000    0        0
F5 NETWORKS INC               COM             315616102    7566     123000    SH           SOLE               123000    0        0
GOOGLE INC                    CL A            38259P508   57223     100920    SH           SOLE               100920    0        0
GOLDMAN SACHS GROUP INC       COM             38141G104   15920      93300    SH           SOLE                93300    0        0
IBERIABANK CORP               COM             450828108    6001     100000    SH           SOLE               100000    0        0
IDEX CORP                     COM             45167R104   11453     346000    SH           SOLE               346000    0        0
INTEL CORP                    COM             458140100   46746    2100000    SH           SOLE              2100000    0        0
INTL PAPER CO                 COM             460146103   23995     975000    SH           SOLE               975000    0        0
INVESCO LTD                   SHS             G491BT108   12576     574000    SH           SOLE               574000    0        0
LAZARD LTD                    SHS A           G54050102   16065     450000    SH           SOLE               450000    0        0
LIBERTY MEDIA CORP NEW        INT COM SER A   53071M104   28017    1830000    SH           SOLE              1830000    0        0
LIBERTY MEDIA CORP NEW        LIB STAR COM A  53071M708   11330     207201    SH           SOLE               207201    0        0
LAS VEGAS SANDS CORP          COM             517834107    6345     300000    SH           SOLE               300000    0        0
MEDCO HEALTH SOLUTIONS INC    COM             58405U102   25824     400000    SH           SOLE               400000    0        0
M & T BK CORP                 COM             55261F104    7938     100000    SH  CALL     SOLE               100000    0        0
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103   13738     328500    SH           SOLE               328500    0        0
OWENS CORNING NEW             COM             690742101    7275     285948    SH           SOLE               285948    0        0
PEOPLES UNITED FINANCIAL INC  COM             712704105    7820     500000    SH           SOLE               500000    0        0
POST PPTYS INC                COM             737464107   18147     824100    SH           SOLE               824100    0        0
POWERSHARES QQQ TRUST         COM             73935A104  124253    2580000    SH   PUT     SOLE              2580000    0        0
EVEREST RE GROUP LTD          COM             G3223R108    8501     105047    SH           SOLE               105047    0        0
ROPER INDS INC NEW            COM             776696106   16296     281736    SH           SOLE               281736    0        0
RADIOSHACK CORP               COM             750438103   20367     900000    SH           SOLE               900000    0        0
SONIC AUTOMOTIVE INC          CL A            83545G102   11000    1000000    SH           SOLE              1000000    0        0
SBA COMMUNICATIONS CORP       COM             78388J106   38338    1062885    SH           SOLE              1062885    0        0
SOLUTIA INC                   COM NEW         834376501    9070     563000    SH           SOLE               563000    0        0
SPDR S&P 500 ETF TR           COM             78462F103  389610    3330000    SH   PUT     SOLE              3330000    0        0
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106   14817     825000    SH           SOLE               825000    0        0
SUNTRUST BKS INC              COM             867914103    9832     367000    SH           SOLE               367000    0        0
US BANCORP DEL                COM NEW         902973304   10352     400000    SH           SOLE               400000    0        0
VISA INC                      COM CL A        92826C839   36658     402700    SH           SOLE               402700    0        0
VULCAN MATLS CO               COM             929160109   24017     508400    SH           SOLE               508400    0        0
WATERS CORP                   COM             941848103   27016     400000    SH           SOLE               400000    0        0

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